Risk Management Activities - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral paid (Note 15)	$ 105	$ 67
Financial assets pledged as collateral for liabilities or contingent liabilities	17	21
Derivative, contingent feature, additional collateral requirement	120	96
Commodity Price Risk - Proprietary Trading [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	2	5	$ 2
Commodity Price Risk - Generation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	18	16	19
Commodity Price Risk - Generation - Mark To Market Value [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13	5	$ 7
Letter of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral posted on derivative liabilities	$ 120	$ 131